American Century Quantitative Equity Funds, Inc.

Statement of Additional Information
Supplement

Disciplined Growth Fund ■ Disciplined Growth 130/30 Fund
Equity Growth Fund ■ Equity Growth 130/30 Fund
NT Equity Growth Fund ■ Global Gold Fund
Income & Growth Fund ■ International Core Equity Fund
Long-Short Market Neutral Fund ■ Small Company Fund
NT Small Company Fund ■ Strategic Inflation
Opportunities Fund ■ Utilities Fund

Supplement dated June 24, 2010 ¡ Statement of Additional Information dated April 1, 2010

The entries for Wilhelmine von Turk, Thomas P. Vaiana and Brian Ertley in the Accounts Managed table on page 53 of the statement of additional information are deleted.

The following entries are added to the Accounts Managed table on page 53. This information is provided as of June 18, 2010, and assumes the portfolio managers managed the relevant accounts on that date.

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Brian L. Garbe	Number of Accounts	2	0	0
	Assets	$424.0 million(1)	N/A	N/A
Tal Sansani	Number of Accounts	2	0	0
	Assets	$424.0 million(1)	N/A	N/A

1	Includes $81.4 million in NT Small Company and $342.6 million in Small Company.

The entries for Wilhelmine von Turk, Thomas P. Vaiana and Brian Ertley under Small Company and NT Small Company, the entry for Brian Ertley under Disciplined Growth, and the entry for Thomas P. Vaiana under Equity Growth and NT Equity Growth in the Ownership of Securities table on page 56 of the statement of additional information are deleted.

The following sentence is added under the Ownership of Securities section on page 56. This information is provided as of May 31, 2010.

As new members of the management team for the Small Company and NT Small Company Funds, Brian L. Garbe and Tal Sansani do not beneficially own any shares of the funds.

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

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